Annual Total Returns- PIMCO Short-Term Portfolio (Administrative Class) [BarChart] - Administrative Class - PIMCO Short-Term Portfolio - Administrative	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.51%	2.78%	0.57%	0.71%	1.11%	2.37%	2.40%	1.53%	2.80%	2.24%